Contingent and Deferred Consideration Payable	6 Months Ended
Jun. 30, 2022
Contingent And Deferred Consideration Payable [Abstract]
Contingent and Deferred Consideration Payable

10. Contingent and deferred consideration payable

Contingent and deferred consideration payable is comprised of the following balances:

Balance at December 31, 2021	$30,815
Payments made during the period	(14,165)
Additions in the period	2,428
Loss on revaluation	7,889
Other	(1,826)
Balance at June 30, 2022	$25,141
Current	$12,454
Non-current	$12,687

During the six months ended June 30, 2022:

•
The Company paid $14,165 of the contingent consideration payable, primarily related to prior period business combinations. The remaining estimated amount of contingent consideration recorded for these business combinations represents the maximum amount of possible payments.
•
The Company recorded a $7,889 loss on contingent consideration payable related to a previous acquisition in which the terms of the agreement were modified during the current quarter.

The contingent and deferred consideration of $25,141 is classified as a liability on the unaudited condensed consolidated statement of financial position, of which $12,687 is non-current. This contingent and deferred consideration arose as part of the consideration of merchant buyouts, as well as prior year acquisitions, and is payable in cash subject to the future financial performance of the acquisitions.